Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

(a) Capital and Other Commitments

The Company did not have significant capital and other commitments as of December 31, 2021 and 2022.

(b) Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.